PRINCIPAL ACCOUNTING POLICIES - Other income/ (expense) (Details) (Parenthetical) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Other income/(expenses) [Line items]
Gain from the fair value remeasurement upon the discontinuance of the equity method of the investments	¥ 1,135	$ 165
Available-for-sale debt investments impairment charges	906		¥ 0	¥ 0
Tujia and Tujia Offline | Redeemable Preferred Stock
Other income/(expenses) [Line items]
Available-for-sale debt investments impairment charges	¥ (906)